Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2023
SAA-NPRT1-1023
1.9905803.101
Nonconvertible Bonds - 2.1%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 3 month U.S. LIBOR + 1.180% 6.7197% 6/12/24 (b)(c)		1,000,000	1,004,497
Media - 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.5% 2/1/24		1,000,000	992,711
TOTAL COMMUNICATION SERVICES			1,997,208
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
American Honda Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.670% 5.9094% 1/10/25 (b)(c)		1,500,000	1,502,973
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9467% 3/8/24 (b)(c)		218,000	217,977
3.95% 4/13/24		1,400,000	1,381,632
			3,102,582
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Tyson Foods, Inc. 3.95% 8/15/24		1,200,000	1,178,637
Tobacco - 0.0%
BAT Capital Corp. 3.222% 8/15/24		1,000,000	975,195
TOTAL CONSUMER STAPLES			2,153,832
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 4.5% 4/15/24		1,400,000	1,386,459
Eni SpA 4% 9/12/23 (d)		300,000	299,879
			1,686,338
FINANCIALS - 1.3%
Banks - 0.6%
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.742% 6/30/24 (b)(c)		300,000	299,077
3.892% 5/24/24		200,000	196,887
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6068% 6/14/24 (b)(c)		1,000,000	996,824
3.093% 10/1/25 (b)		500,000	484,317
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.5494% 7/9/24 (b)(c)		400,000	399,339
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.8967% 3/8/24 (b)(c)		500,000	500,628
BNP Paribas SA:
3.375% 1/9/25 (d)		1,000,000	966,939
4.705% 1/10/25 (b)(d)		200,000	198,886
BPCE SA:
3 month U.S. LIBOR + 1.240% 6.7797% 9/12/23 (b)(c)(d)		250,000	250,037
4% 9/12/23 (Reg. S)		350,000	349,846
4% 4/15/24		300,000	296,455
Danske Bank A/S 5.375% 1/12/24 (d)		1,650,000	1,643,822
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.735% 5/21/24 (b)(c)(d)		200,000	199,732
ING Groep NV 3 month U.S. LIBOR + 1.000% 6.5334% 10/2/23 (b)(c)		500,000	500,214
JPMorgan Chase & Co. 4.023% 12/5/24 (b)		500,000	497,393
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.5547% 1/3/24 (b)(c)		500,000	497,773
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.610% 6.1233% 9/8/24 (b)(c)		500,000	499,988
National Australia Bank Ltd. Australian Bank Bill 3 Months Rate + 0.930% 5.2472% 9/26/23 (b)(c)	AUD	600,000	388,945
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8002% 8/6/24 (b)(c)		800,000	797,618
NatWest Group PLC 3.875% 9/12/23		700,000	699,748
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.6522% 3/22/25 (Reg. S) (b)(c)		500,000	503,561
3.479% 3/22/25 (d)		500,000	482,499
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.320% 5.816% 9/1/23 (b)(c)(d)		200,000	200,000
Wells Fargo & Co. 2.406% 10/30/25 (b)		1,000,000	958,910
			12,809,438
Capital Markets - 0.3%
CPPIB Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.4296% 3/11/26 (b)(c)		3,000,000	3,062,840
Credit Suisse AG 4.75% 8/9/24		1,500,000	1,478,986
Deutsche Bank AG New York Branch 0.962% 11/8/23		500,000	495,359
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 1.860% 7.2655% 11/29/23 (b)(c)		1,000,000	1,003,371
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7572% 1/25/24 (b)(c)		900,000	899,808
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7739% 11/10/23 (b)(c)		641,000	641,051
			7,581,415
Consumer Finance - 0.1%
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.4606% 8/4/25 (b)(c)(d)		300,000	300,178
0.8% 1/8/24 (d)		400,000	393,033
1.25% 9/18/23 (d)		900,000	898,250
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.8632% 12/29/23 (b)(c)		280,000	280,336
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.92% 6/13/24 (b)(c)		1,000,000	1,002,061
			2,873,858
Financial Services - 0.3%
AB Svensk Exportkredit U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3039% 2/23/24 (b)(c)		1,000,000	1,003,612
CNH Industrial Capital LLC 4.2% 1/15/24		800,000	794,526
KommuneKredit U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.2709% 7/27/26 (Reg. S) (b)(c)		2,000,000	2,031,959
Nationwide Building Society 0.55% 1/22/24 (d)		300,000	293,893
ORIX Corp. 4.05% 1/16/24		1,000,000	991,980
Penske Truck Leasing Co. LP 3.9% 2/1/24 (d)		500,000	495,347
			5,611,317
TOTAL FINANCIALS			28,876,028
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. 5% 3/15/24		500,000	497,125
Pharmaceuticals - 0.0%
GSK Consumer Healthcare Capital U.S. LLC 3.024% 3/24/24		500,000	491,737
TOTAL HEALTH CARE			988,862
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.6185% 3/11/24 (b)(c)(d)		800,000	800,951
Machinery - 0.0%
Westinghouse Air Brake Tech Co. 4.4% 3/15/24		800,000	791,384
Transportation Infrastructure - 0.0%
Korea Highway Corp. 0.928% 9/2/23	AUD	500,000	323,975
TOTAL INDUSTRIALS			1,916,310
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
VMware, Inc. 1% 8/15/24		1,000,000	955,722
UTILITIES - 0.2%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.031% 3/15/24		400,000	391,354
ENEL Finance International NV 2.65% 9/10/24 (d)		969,000	937,347
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.6194% 1/12/24 (b)(c)		900,000	900,010
NextEra Energy Capital Holdings, Inc.:
2.94% 3/21/24		500,000	491,490
6.051% 3/1/25		50,000	50,197
Pacific Gas & Electric Co. 1.7% 11/15/23		1,600,000	1,585,218
United Energy Distribution Pty Ltd. 3.5% 9/12/23 (Reg. S)	AUD	1,200,000	777,361
			5,132,977
TOTAL NONCONVERTIBLE BONDS (Cost $46,902,388)			46,809,859

U.S. Government and Government Agency Obligations - 0.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Federal Home Loan Bank:
5.35% 5/17/24 (e)	2,000,000	1,993,624
5.36% 5/10/24 (e)	1,000,000	996,662
5.37% 5/21/24 (e)	1,000,000	998,131
Freddie Mac 5.375% 4/24/25	1,000,000	993,025
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,981,442
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.4% 9/12/23 to 11/24/23 (f)	9,294,000	9,238,821
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,239,174)		14,220,263

U.S. Government Agency - Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
Ginnie Mae - 0.3%
5.5% 9/1/53 (g)	800,000	792,125
5.5% 9/1/53 (g)	1,400,000	1,386,219
5.5% 9/1/53 (g)	2,300,000	2,277,359
5.5% 9/1/53 (g)	2,600,000	2,574,406
TOTAL GINNIE MAE		7,030,109
Uniform Mortgage Backed Securities - 0.3%
5.5% 9/1/53 (g)	750,000	740,859
5.5% 9/1/53 (g)	2,350,000	2,321,359
6% 9/1/53 (g)	3,100,000	3,108,355
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,170,573
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,155,868)		13,200,682

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	1,700,000	1,674,234
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.8385% 9/15/25 (b)(c)	232,693	232,878
Carvana Auto Receivables Series 2023-P3 Class A1, 5.663% 8/10/24 (d)	800,000	800,000
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 Month Index + 0.880% 6.197% 5/14/29 (b)(c)	900,000	901,978
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (d)	400,000	399,888
Enterprise Fleet Financing Series 2023-1 Class A1, 5.33% 3/20/24 (d)	14,847	14,836
Fifth Third Auto Trust 2023-1 Series 2023-1:
Class A1, 5.618% 8/15/24	100,000	100,022
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.7517% 11/16/26 (b)(c)	200,000	200,059
Ford Credit Auto Owner Trust Series 2023-A Class A1, 5.028% 4/15/24	113,535	113,513
GM Financial Automobile Leasing Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.0581% 10/20/25 (b)(c)	30,000	30,060
Hyundai Auto Lease Securitizat Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.9385% 9/15/25 (b)(c)(d)	200,000	200,380
Hyundai Auto Lease Securitization Series 2021-C Class A3, 0.38% 9/16/24 (d)	472,141	468,094
Kubota Credit Owner Trust 2023 Series 2023-2A Class A1, 5.622% 7/15/24 (d)	154,264	154,277
M&T Equiptment 2023-Leaf1 LLC Series 2023-1A Class A1, 5.742% 8/15/24 (d)	800,000	800,243
Master Credit Card Trust Ii Series 2023-2A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.0633% 1/21/27 (b)(c)(d)	1,200,000	1,199,992
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 Month Index + 1.190% 6.5064% 10/16/36 (b)(c)(d)	600,000	591,755
Toyota Auto Receivables 2023-C Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.5644% 8/17/26 (b)(c)	800,000	800,151
Toyota Auto Receivables Owner Trust Series 2022-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.7833% 8/15/25 (b)(c)	320,809	320,901
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.7661% 12/21/26 (b)(c)	1,000,000	1,000,367
WOART 2023-A Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.6185% 7/15/26 (b)(c)	785,717	785,772
World Omni Auto Receivables Trust Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6233% 12/15/26 (b)(c)	600,000	600,121
World Omni Automobile Lease Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9485% 11/17/25 (b)(c)	200,000	200,337
TOTAL ASSET-BACKED SECURITIES (Cost $11,562,380)		11,589,858

Foreign Government and Government Agency Obligations - 1.0%
		Principal Amount (a)	Value ($)
Japan Government, yield at date of purchase -0.1992% to -0.1148% 9/4/23 to 9/11/23 (Cost $24,613,090)	JPY	3,460,000,000	23,781,113

Bankers' Acceptances - 0.4%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia 0% 10/4/23	2,300,000	1,694,088
Canadian Imperial Bank of Commerce 0% 11/7/23	2,100,000	1,539,238
Royal Bank of Canada 0% 9/5/23	4,300,000	3,180,129
The Toronto-Dominion Bank:
0% 9/8/23	2,000,000	1,478,508
0% 9/11/23	2,300,000	1,699,569
TOTAL BANKERS' ACCEPTANCES (Cost $9,691,247)		9,591,532

Commercial Paper - 0.3%
	Principal Amount (a)	Value ($)
American Electric Power Co., Inc. 0% 10/16/23	1,500,000	1,489,353
American Honda Finance Corp. 0% 9/6/23	250,000	249,773
Arrow Electronics, Inc. 0% 9/28/23	600,000	597,368
Bacardi Martini BV yankee 0% 9/27/23	300,000	298,722
Bayer Corp. 0% 9/14/23	600,000	598,720
Bemis Co., Inc. 0% 9/28/23	300,000	298,676
Constellation Brands, Inc. 0% 9/12/23	1,100,000	1,097,884
Dominion Energy, Inc. 0% 9/5/23	500,000	499,622
Enbridge U.S., Inc.:
0% 9/1/23	250,000	249,961
0% 9/29/23	300,000	298,625
Entergy Corp. 0% 9/8/23	300,000	299,637
NextEra Energy Capital Holdings, Inc. 0% 9/27/23	400,000	398,294
Sempra 0% 9/25/23	300,000	298,846
The AES Corp. 0% 9/5/23	250,000	249,832
VW Credit, Inc. 0% 9/5/23	700,000	699,469
TOTAL COMMERCIAL PAPER (Cost $7,625,848)		7,624,782

Alternative Funds - 88.4%
	Shares	Value ($)
Alternative Fund - 88.4%
Abbey Capital Futures Strategy Fund Class A	4,262,499	48,592,492
Absolute Convertible Arbitrage Fund Investor Shares	22,247,676	243,167,097
American Beacon AHL Managed Futures Strategy Fund A Class	10,863,484	104,615,356
BlackRock Systematic Multi-Strategy Fund Investor A Shares	24,659,039	240,918,809
Credit Suisse Multialternative Strategy Fund Class A Shares	7,395,143	65,373,068
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	19,910,039	200,693,196
First Trust Merger Arbitrage Fund Class I	22,430,698	243,597,378
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,390,539	48,191,419
JHancock Diversified Macro Fund Class A	13,151,978	124,812,271
LoCorr Long/Short Commodity Strategies Fund Class A	16,880,252	164,244,851
Stone Ridge Diversified Alternatives Fund Class I	10,743,062	126,553,268
T. Rowe Price Dynamic Global Bond Fund Investor Class	12,593,414	98,606,432
Victory Market Neutral Income Fund Class I	17,053,984	144,958,862
Westchester Capital Merger Fund	10,463,110	178,814,553

TOTAL ALTERNATIVE FUNDS (Cost $2,075,942,989)		2,033,139,052

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	6,465,578	6,466,871
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (i)(j)	101,549,393	101,549,393
State Street Institutional U.S. Government Money Market Fund Premier Class 5.29% (i)	2,841,402	2,841,402
TOTAL MONEY MARKET FUNDS (Cost $110,857,666)		110,857,666

Repurchase Agreements - 1.3%
	Maturity Amount ($)	Value ($)
With U.S. Treasury Bills at 5.35%, dated 8/31/23 due 9/1/23 (Collateralized by U.S. Treasury Obligations valued at $30,604,548, 1.50%, 8/15/26) (Cost $30,600,000)	30,604,548	30,600,000

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	148	66,713,368	4,150	09/15/23	24,420
S&P 500 Index	Chicago Board Options Exchange	192	86,547,072	2,900	06/21/24	348,480
S&P 500 Index	Chicago Board Options Exchange	140	63,107,240	4,350	10/20/23	413,700
S&P 500 Index	Chicago Board Options Exchange	149	67,164,134	3,100	07/19/24	395,595
S&P 500 Index	Chicago Board Options Exchange	145	65,361,070	4,210	11/17/23	423,400
S&P 500 Index	Chicago Board Options Exchange	177	79,785,582	2,950	08/16/24	430,995

						2,036,590
TOTAL PURCHASED OPTIONS (Cost 4,071,131)						2,036,590

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,349,261,781)	2,303,451,397
NET OTHER ASSETS (LIABILITIES) - (0.1)% (k)(l)	(2,152,353)
NET ASSETS - 100.0%	2,301,299,044

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5.5% 9/1/53	(7,100,000)	(7,030,109)
5.5% 10/1/53	(2,000,000)	(1,980,078)
5.5% 10/1/53	(2,900,000)	(2,871,113)
5.5% 10/1/53	(2,620,000)	(2,593,902)
5.5% 10/1/53	(1,080,000)	(1,069,242)

TOTAL GINNIE MAE		(15,544,444)

Uniform Mortgage Backed Securities
4.5% 9/1/38	(3,200,000)	(3,116,000)
4.5% 10/1/38	(1,600,000)	(1,558,500)
5.5% 9/1/53	(2,350,000)	(2,321,359)
5.5% 9/1/53	(750,000)	(740,859)
5.5% 10/1/53	(3,100,000)	(3,062,219)
6% 9/1/53	(3,100,000)	(3,108,355)
6% 10/1/53	(3,100,000)	(3,107,508)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(17,014,800)

TOTAL TBA SALE COMMITMENTS (Proceeds $32,549,920)		(32,559,244)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Soybean Contracts (United States)	26	Dec 2023	974,688	6,662	6,662
CME Cattle Feeder Contracts (United States)	22	Dec 2023	1,626,240	(2,353)	(2,353)
COMEX Silver Contracts (United States)	10	Dec 2023	1,240,600	(3,013)	(3,013)
ICE Cocoa Contracts (United Kingdom)	13	Dec 2023	485,818	52,966	52,966
ICE Cocoa Contracts (United States)	11	Dec 2023	400,180	38,852	38,852
ICE Cotton No. 2 Contracts (United States)	17	Dec 2023	746,470	11,171	11,171
ICE Low Sulphur Gasoil Contracts (United States)	35	Dec 2023	2,902,375	(84,590)	(84,590)
ICE Robusta Coffee 10-T Contracts (United Kingdom)	13	Nov 2023	323,570	(5,459)	(5,459)
ICE Sugar No. 11 Contracts (United States)	47	Feb 2024	1,338,635	31,310	31,310
ICE White Sugar Contracts (United Kingdom)	18	Sep 2023	643,680	22,740	22,740
ICE White Sugar Contracts (United Kingdom)	23	Nov 2023	815,074	(1,869)	(1,869)
LME Lead Contracts (United Kingdom)	11	Dec 2023	610,473	7,191	7,191
NYMEX Gasoline RBOB Contracts (United States)	30	Nov 2023	3,028,158	(30,202)	(30,202)
NYMEX NY Harbor ULSD Contracts (United States)	21	Nov 2023	2,589,199	(4,895)	(4,895)
NYMEX WTI Crude Oil Contracts (United States)	9	Dec 2023	734,220	21,389	21,389
SGX Iron Ore Index Contracts (Singapore)	69	Oct 2023	787,704	21,732	21,732

TOTAL COMMODITY FUTURES CONTRACTS					81,632

Equity Index Contracts
Eurex Euro Stoxx Bank Index Contracts (Germany)	440	Sep 2023	2,671,838	187,538	187,538
Euronext CAC 40 10 Index Contracts (France)	3	Sep 2023	238,400	(1,945)	(1,945)
ICE BIST 30 Index Contracts (United States)	546	Oct 2023	1,796,501	16,884	16,884
IDEM FTSE MIB Index Contracts (Italy)	6	Sep 2023	939,546	46,398	46,398
JPX TOPIX Index Contracts (Japan)	6	Sep 2023	961,064	38,398	38,398
MEFF IBEX 35 Index Contracts (Spain)	12	Sep 2023	1,240,804	15,489	15,489
NSE IFSC Nifty 50 Contract (India)	43	Sep 2023	1,672,614	2,216	2,216
SGX FTSE Taiwan Index Contracts (Singapore)	77	Sep 2023	4,412,100	54,557	54,557
WSE WIG20 Index Contracts (Poland)	189	Sep 2023	1,858,986	(156)	(156)

TOTAL EQUITY INDEX CONTRACTS					359,379

TOTAL PURCHASED					441,011

Sold

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	53	Dec 2024	12,651,763	(15,430)	(15,430)
CME Three-Month SOFR Index Contracts (United States)	45	Mar 2025	10,780,875	(9,192)	(9,192)
CME Three-Month SOFR Index Contracts (United States)	213	Sep 2024	50,648,738	334,398	334,398
Eurex Euro-BTP Contracts (Germany)	10	Sep 2023	1,256,979	(27,583)	(27,583)
Eurex Euro-Oat Contracts (Germany)	8	Sep 2023	1,109,594	9,952	9,952
Eurex Short-Term Euro-BTP Contracts (Germany)	16	Dec 2023	1,822,228	(3,140)	(3,140)
Eurex Short-Term Euro-BTP Contracts (Germany)	14	Sep 2023	1,598,397	(4,046)	(4,046)
ICE Three Month SONIA Index Contracts (United States)	5	Jun 2024	1,493,003	18,334	18,334
ICE Three-Month EURIBOR Index Contracts (United States)	26	Jun 2024	6,795,594	13,815	13,815

TOTAL BOND INDEX CONTRACTS					317,108

Commodity Futures Contracts
CBOT Corn Contracts (United States)	95	Dec 2023	2,271,688	74,501	74,501
CBOT KC HRW Wheat Contracts (United States)	43	Dec 2023	1,563,588	73,203	73,203
CBOT Soybean Contracts (United States)	3	Jan 2024	207,300	4,604	4,604
CBOT Soybean Meal Contracts (United States)	63	Dec 2023	2,545,200	(95,541)	(95,541)
CBOT Wheat Contracts (United States)	55	Dec 2023	1,655,500	134,547	134,547
CME Lean Hogs Contracts (United States)	6	Dec 2023	178,380	(4,848)	(4,848)
COMEX Copper Contracts (United States)	28	Dec 2023	2,675,400	(29,131)	(29,131)
COMEX Gold 100 oz. Contracts (United States)	25	Dec 2023	4,914,750	(59,329)	(59,329)
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	25	Nov 2023	1,027,707	18,277	18,277
Euronext Milling Wheat NO.2 Contracts (France)	156	Dec 2023	2,000,300	108,665	108,665
ICE Rotterdam Coal Contracts (United Kingdom)	4	Dec 2023	485,200	(32,063)	(32,063)
ICE Rotterdam Coal Contracts (United Kingdom)	4	Nov 2023	482,000	(28,863)	(28,863)
ICE Rotterdam Coal Contracts (United Kingdom)	4	Oct 2023	476,600	(23,463)	(23,463)
ICE Coffee 'C' Contracts (United States)	74	Dec 2023	4,287,375	129,685	129,685
LME Aluminum Contracts (United Kingdom)	53	Nov 2023	2,917,981	(23,569)	(23,569)
LME Aluminum Contracts (United Kingdom)	29	Dec 2023	1,612,001	(1,223)	(1,223)
LME Nickel Contracts (United Kingdom)	27	Dec 2023	3,296,862	87,456	87,456
LME Zinc Contracts (United Kingdom)	38	Dec 2023	2,311,825	5,281	5,281
LME Zinc Contracts (United Kingdom)	6	Nov 2023	364,725	(17,588)	(17,588)
MGEX Hard Red Spring Wheat Contracts (United States)	34	Dec 2023	1,303,475	43,434	43,434
NYMEX Natural Gas Contracts (United States)	47	Nov 2023	1,697,170	52,421	52,421
NYMEX Palladium Contracts (United States)	42	Oct 2023	2,046,240	(89,039)	(89,039)
NYMEX Palladium Contracts (United States)	22	Dec 2023	2,681,140	143,243	143,243

TOTAL COMMODITY FUTURES CONTRACTS					470,660

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	17	Sep 2023	2,003,380	(50,780)	(50,780)
Cboe VIX Index Contracts (United States)	69	Sep 2023	1,038,022	111,829	111,829
CME E-mini Russell 2000 Index Contracts (United States)	4	Sep 2023	380,320	(12,083)	(12,083)
CME E-mini S&P 500 Index Contracts (United States)	1	Sep 2023	225,800	(6,175)	(6,175)
EEX Phelix-DE Base Contracts (Germany)	4	Sep 2023	1,102,426	184,012	184,012
Eurex VSTOXX Index Contracts (Germany)	375	Sep 2023	656,709	81,739	81,739
HKFE Hang Seng China Enterprises Index Contracts (Hong Kong)	49	Sep 2023	1,970,972	(45,966)	(45,966)
HKFE Hang Seng Index Contracts (Hong Kong)	16	Sep 2023	1,867,195	(34,984)	(34,984)
ICE FTSE 100 Index Contracts (United Kingdom)	15	Sep 2023	1,418,024	(43,547)	(43,547)
ICE Natural Gas Contracts (United Kingdom)	25	Sep 2023	841,671	180,790	180,790
ICE Three Month SONIA Index Contracts (United States)	13	Sep 2024	3,886,337	41,698	41,698
MSCI Sing IX ETS Index Contracts (Singapore)	81	Sep 2023	1,703,071	(39,139)	(39,139)
OMX Stockholm 30 Index Contracts (Sweden)	58	Sep 2023	1,159,629	(7,298)	(7,298)
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	55	Sep 2023	2,010,143	(32,576)	(32,576)
SGX FTSE China A50 Index Contracts (Singapore)	241	Sep 2023	3,040,938	(29,618)	(29,618)
SGX Nikkei 225 Index Contracts (Singapore)	2	Sep 2023	224,063	(7,068)	(7,068)
TME S&P/TSX 60 Index Contracts (Canada)	6	Sep 2023	1,080,018	(25,511)	(25,511)

TOTAL EQUITY INDEX CONTRACTS					265,323

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	46	Sep 2023	3,462,597	16,952	16,952
SFE 3-Year Treasury Bond Contracts (Australia)	61	Sep 2023	4,204,929	(6,996)	(6,996)

TOTAL TREASURY CONTRACTS					9,956

TOTAL SOLD					1,063,047

TOTAL FUTURES CONTRACTS					1,504,058
The notional amount of futures purchased as a percentage of Net Assets is 1.3%
The notional amount of futures sold as a percentage of Net Assets is 7.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	25,000	USD	31,694	NatWest Markets PLC	9/01/23	(24)
USD	22,353	HUF	7,811,000	JPMorgan Chase Bank, N.A.	9/01/23	140
USD	73,762	PLN	303,000	Goldman Sachs Bank USA	9/01/23	319
BRL	42,506,598	USD	8,706,800	Goldman Sachs Bank USA	9/05/23	(123,163)
BRL	149,339	USD	30,342	Goldman Sachs Bank USA	9/05/23	(185)
CAD	4,298,099	USD	3,168,755	UBS AG	9/05/23	12,195
TRY	1,184,616	USD	42,440	Bank of America, N.A.	9/05/23	1,894
TRY	1,728,000	USD	64,396	Goldman Sachs Bank USA	9/05/23	274
USD	8,582,683	BRL	42,655,936	Goldman Sachs Bank USA	9/05/23	(31,110)
USD	3,203,841	CAD	4,300,000	BNP Paribas S.A.	9/05/23	21,485
USD	10,885,321	JPY	1,490,000,000	Barclays Bank PLC	9/05/23	644,420
USD	10,811,757	JPY	1,520,000,000	UBS AG	9/05/23	364,662
USD	62,476	TRY	1,719,663	Bank of America, N.A.	9/05/23	(1,882)
USD	14,413	TRY	384,828	Morgan Stanley International	9/05/23	11
MXN	1,497,000	USD	87,920	Citibank, N.A.	9/06/23	(137)
USD	88,000	MXN	1,497,000	Citibank, N.A.	9/06/23	218
USD	1,506,356	CAD	2,000,000	Citibank, N.A.	9/08/23	26,122
USD	3,277,643	JPY	450,000,000	Bank of America, N.A.	9/11/23	181,774
COP	27,937,056,028	USD	6,592,193	State Street Bank And Trust Co	9/12/23	221,040
USD	6,820,887	COP	28,013,381,759	JPMorgan Chase Bank, N.A.	9/12/23	(10,961)
AUD	3,400,000	USD	2,298,427	BNP Paribas S.A.	9/20/23	(94,176)
AUD	2,100,000	USD	1,436,658	BNP Paribas S.A.	9/20/23	(75,209)
AUD	1,100,000	USD	757,112	JPMorgan Chase Bank, N.A.	9/20/23	(43,972)
AUD	1,600,000	USD	1,100,746	JPMorgan Chase Bank, N.A.	9/20/23	(63,451)
AUD	2,100,000	USD	1,371,008	State Street Bank And Trust Co	9/20/23	(9,558)
BRL	3,454,853	USD	700,000	BNP Paribas S.A.	9/20/23	(4,032)
BRL	4,434,631	USD	900,000	BNP Paribas S.A.	9/20/23	(6,659)
BRL	7,318,770	USD	1,500,000	BNP Paribas S.A.	9/20/23	(25,659)
BRL	5,808,122	USD	1,200,000	BNP Paribas S.A.	9/20/23	(29,974)
BRL	4,430,796	USD	900,000	BNP Paribas S.A.	9/20/23	(7,431)
BRL	2,948,952	USD	600,000	JPMorgan Chase Bank, N.A.	9/20/23	(5,944)
BRL	488,500	USD	100,000	Morgan Stanley International	9/20/23	(1,593)
CAD	4,929,196	USD	3,700,000	BNP Paribas S.A.	9/20/23	(51,147)
CAD	1,790,455	USD	1,350,000	BNP Paribas S.A.	9/20/23	(24,610)
CAD	1,790,107	USD	1,350,000	Morgan Stanley International	9/20/23	(24,868)
CAD	3,033,517	USD	2,300,000	Morgan Stanley International	9/20/23	(54,429)
CHF	5,297,880	USD	6,000,000	BNP Paribas S.A.	9/20/23	7,251
CHF	2,580,780	USD	3,000,000	BNP Paribas S.A.	9/20/23	(73,661)
CHF	1,112,799	USD	1,300,000	BNP Paribas S.A.	9/20/23	(38,201)
CHF	1,291,614	USD	1,500,000	BNP Paribas S.A.	9/20/23	(35,443)
CHF	1,368,534	USD	1,600,000	JPMorgan Chase Bank, N.A.	9/20/23	(48,223)
CLP	733,860,000	USD	900,000	JPMorgan Chase Bank, N.A.	9/20/23	(40,707)
CLP	507,014,285	USD	587,434	JPMorgan Chase Bank, N.A.	9/20/23	6,240
CLP	524,110,614	USD	612,565	State Street Bank And Trust Co	9/20/23	1,128
CLP	856	USD	1	State Street Bank And Trust Co	9/20/23	0
CNY	16,808,032	USD	2,300,000	BNP Paribas S.A.	9/20/23	19,371
COP	3,319,910,800	USD	800,000	BNP Paribas S.A.	9/20/23	7,412
COP	4,546,850,000	USD	1,100,000	BNP Paribas S.A.	9/20/23	5,808
COP	4,038,183,000	USD	942,974	Goldman Sachs Bank USA	9/20/23	39,124
COP	4,851,600,000	USD	1,200,000	State Street Bank And Trust Co	9/20/23	(20,076)
CZK	19,180,278	USD	900,000	Morgan Stanley International	9/20/23	(36,371)
EUR	2,000,000	USD	2,194,400	BNP Paribas S.A.	9/20/23	(24,133)
EUR	1,125,000	USD	1,262,183	BNP Paribas S.A.	9/20/23	(41,407)
EUR	750,000	USD	844,535	State Street Bank And Trust Co	9/20/23	(30,685)
GBP	5,812,500	USD	7,466,243	BNP Paribas S.A.	9/20/23	(102,451)
GBP	1,062,500	USD	1,357,924	BNP Paribas S.A.	9/20/23	(11,854)
GBP	3,187,500	USD	4,112,809	Bank of America, N.A.	9/20/23	(74,600)
GBP	1,500,000	USD	1,968,647	Bank of America, N.A.	9/20/23	(68,313)
GBP	2,500,000	USD	3,275,220	JPMorgan Chase Bank, N.A.	9/20/23	(107,998)
HKD	1,658,000	USD	211,940	Citibank, N.A.	9/20/23	(368)
HKD	1,547,000	USD	198,352	JPMorgan Chase Bank, N.A.	9/20/23	(944)
HUF	212,477,784	USD	600,000	BNP Paribas S.A.	9/20/23	2,383
HUF	461,620,336	USD	1,340,000	BNP Paribas S.A.	9/20/23	(31,287)
HUF	473,340,021	USD	1,400,000	BNP Paribas S.A.	9/20/23	(58,061)
HUF	340,834,205	USD	1,000,000	BNP Paribas S.A.	9/20/23	(33,721)
HUF	330,415,392	USD	960,000	JPMorgan Chase Bank, N.A.	9/20/23	(23,258)
HUF	212,921,340	USD	600,000	UBS AG	9/20/23	3,641
IDR	9,310,891,029	USD	607,734	BNP Paribas S.A.	9/20/23	3,554
IDR	6,011,868,716	USD	392,266	Barclays Bank PLC	9/20/23	2,431
IDR	54,573,775,217	USD	3,668,098	Citibank, N.A.	9/20/23	(85,166)
IDR	34,670,341,521	USD	2,328,588	JPMorgan Chase Bank, N.A.	9/20/23	(52,376)
ILS	11,723,032	USD	3,300,000	BNP Paribas S.A.	9/20/23	(215,589)
ILS	2,210,434	USD	614,630	BNP Paribas S.A.	9/20/23	(33,049)
ILS	107,000	USD	28,851	BNP Paribas S.A.	9/20/23	(699)
ILS	178,000	USD	48,091	BNP Paribas S.A.	9/20/23	(1,258)
ILS	131,000	USD	34,766	Citibank, N.A.	9/20/23	(299)
ILS	131,000	USD	35,714	Citibank, N.A.	9/20/23	(1,247)
ILS	2,106,937	USD	585,370	JPMorgan Chase Bank, N.A.	9/20/23	(31,020)
ILS	4,912,248	USD	1,300,000	JPMorgan Chase Bank, N.A.	9/20/23	(7,554)
ILS	5,443,935	USD	1,500,000	JPMorgan Chase Bank, N.A.	9/20/23	(67,663)
ILS	253,000	USD	68,424	Morgan Stanley International	9/20/23	(1,858)
ILS	94,000	USD	25,543	Morgan Stanley International	9/20/23	(810)
INR	231,794,068	USD	2,828,000	BNP Paribas S.A.	9/20/23	(26,976)
INR	46,875,536	USD	572,000	BNP Paribas S.A.	9/20/23	(5,551)
INR	871,288,200	USD	10,600,000	Morgan Stanley International	9/20/23	(71,261)
INR	847,442,800	USD	10,300,000	Morgan Stanley International	9/20/23	(59,411)
JPY	164,597,088	USD	1,200,000	BNP Paribas S.A.	9/20/23	(65,985)
JPY	550,743,429	USD	4,023,000	Bank of America, N.A.	9/20/23	(228,577)
JPY	1,964,950,596	USD	14,377,000	JPMorgan Chase Bank, N.A.	9/20/23	(839,200)
JPY	96,999,021	USD	700,000	Royal Bank of Canada	9/20/23	(31,712)
KRW	3,234,945,445	USD	2,500,000	BNP Paribas S.A.	9/20/23	(56,390)
KRW	3,326,633,882	USD	2,600,000	BNP Paribas S.A.	9/20/23	(87,131)
KRW	2,904,650,358	USD	2,300,000	BNP Paribas S.A.	9/20/23	(105,888)
KRW	2,202,350,000	USD	1,700,000	Barclays Bank PLC	9/20/23	(36,391)
KRW	20,315,971	USD	15,800	Citibank, N.A.	9/20/23	(453)
KRW	1,394,030,000	USD	1,100,000	JPMorgan Chase Bank, N.A.	9/20/23	(46,979)
MXN	15,573,136	USD	900,000	BNP Paribas S.A.	9/20/23	10,942
MXN	19,196,448	USD	1,100,000	BNP Paribas S.A.	9/20/23	22,886
MXN	36,390,671	USD	2,100,000	BNP Paribas S.A.	9/20/23	28,653
MXN	21,237,248	USD	1,200,000	JPMorgan Chase Bank, N.A.	9/20/23	42,262
MXN	23,720,738	USD	1,400,000	JPMorgan Chase Bank, N.A.	9/20/23	(12,468)
MXN	13,987,307	USD	800,000	Morgan Stanley International	9/20/23	18,180
MXN	296,680	USD	17,142	Royal Bank of Canada	9/20/23	212
MXN	13,938,868	USD	800,000	State Street Bank And Trust Co	9/20/23	15,347
MYR	8,569,000	USD	1,900,000	State Street Bank And Trust Co	9/20/23	(51,358)
NOK	13,949,867	USD	1,400,000	BNP Paribas S.A.	9/20/23	(87,275)
NOK	26,276,070	USD	2,500,000	Citibank, N.A.	9/20/23	(27,343)
NOK	5,039,000	USD	500,000	Citibank, N.A.	9/20/23	(25,815)
NOK	9,440,511	USD	900,000	JPMorgan Chase Bank, N.A.	9/20/23	(11,619)
NOK	5,037,857	USD	500,000	Morgan Stanley International	9/20/23	(25,923)
NZD	4,700,000	USD	2,923,264	BNP Paribas S.A.	9/20/23	(120,555)
NZD	4,500,000	USD	2,871,941	BNP Paribas S.A.	9/20/23	(188,496)
PEN	2,905,536	USD	789,483	Citibank, N.A.	9/20/23	(4,118)
PEN	17,227,123	USD	4,678,741	JPMorgan Chase Bank, N.A.	9/20/23	(22,252)
PHP	98,393,400	USD	1,800,000	Barclays Bank PLC	9/20/23	(62,982)
PHP	82,501,262	USD	1,499,887	Goldman Sachs Bank USA	9/20/23	(43,425)
PHP	128,131,850	USD	2,300,000	JPMorgan Chase Bank, N.A.	9/20/23	(37,985)
PLN	3,269,982	USD	800,000	BNP Paribas S.A.	9/20/23	(8,068)
PLN	3,184,473	USD	800,000	Morgan Stanley International	9/20/23	(28,777)
RON	10,366,339	USD	2,283,905	BNP Paribas S.A.	9/20/23	(9,575)
RON	1,869,955	USD	423,080	BNP Paribas S.A.	9/20/23	(12,820)
RON	15,137,480	USD	3,400,000	Barclays Bank PLC	9/20/23	(78,902)
RON	2,995,344	USD	676,920	Barclays Bank PLC	9/20/23	(19,754)
RON	4,528,950	USD	1,000,000	Barclays Bank PLC	9/20/23	(6,368)
RON	5,069,594	USD	1,116,095	UBS AG	9/20/23	(3,848)
SEK	27,566,033	USD	2,700,000	BNP Paribas S.A.	9/20/23	(180,346)
SEK	65,264,525	USD	6,400,000	JPMorgan Chase Bank, N.A.	9/20/23	(434,542)
SGD	6,471,283	USD	4,900,000	BNP Paribas S.A.	9/20/23	(108,363)
SGD	3,043,767	USD	2,300,000	BNP Paribas S.A.	9/20/23	(46,254)
THB	63,010,350	USD	1,838,564	BNP Paribas S.A.	9/20/23	(36,475)
THB	16,631	USD	485	BNP Paribas S.A.	9/20/23	(9)
THB	95,782,400	USD	2,800,000	BNP Paribas S.A.	9/20/23	(60,634)
THB	215,110,926	USD	6,362,000	Goldman Sachs Bank USA	9/20/23	(209,852)
THB	112,764,950	USD	3,338,000	JPMorgan Chase Bank, N.A.	9/20/23	(112,935)
USD	910,360	AUD	1,400,000	BNP Paribas S.A.	9/20/23	2,727
USD	1,032,115	AUD	1,600,000	BNP Paribas S.A.	9/20/23	(5,180)
USD	1,323,986	AUD	2,000,000	BNP Paribas S.A.	9/20/23	27,368
USD	1,074,547	AUD	1,600,000	BNP Paribas S.A.	9/20/23	37,252
USD	1,439,119	AUD	2,200,000	BNP Paribas S.A.	9/20/23	12,839
USD	700,000	BRL	3,482,762	BNP Paribas S.A.	9/20/23	(1,590)
USD	1,400,000	BRL	7,019,186	BNP Paribas S.A.	9/20/23	(13,991)
USD	700,000	BRL	3,401,708	BNP Paribas S.A.	9/20/23	14,738
USD	1,300,000	BRL	6,255,141	BNP Paribas S.A.	9/20/23	39,923
USD	700,000	BRL	3,362,228	BNP Paribas S.A.	9/20/23	22,691
USD	6,700,000	BRL	33,238,177	BNP Paribas S.A.	9/20/23	4,283
USD	500,000	BRL	2,459,550	Morgan Stanley International	9/20/23	4,532
USD	5,500,000	CAD	7,428,625	BNP Paribas S.A.	9/20/23	936
USD	4,500,000	CAD	6,093,950	BNP Paribas S.A.	9/20/23	(11,066)
USD	7,000,000	CAD	9,343,355	BNP Paribas S.A.	9/20/23	83,551
USD	5,500,000	CAD	7,382,568	BNP Paribas S.A.	9/20/23	35,030
USD	6,500,000	CHF	5,708,690	BNP Paribas S.A.	9/20/23	26,932
USD	5,600,000	CHF	5,032,216	JPMorgan Chase Bank, N.A.	9/20/23	(106,016)
USD	691,000	CLP	564,547,000	BNP Paribas S.A.	9/20/23	29,960
USD	4,419,420	CLP	3,846,420,100	Bank of America, N.A.	9/20/23	(84,438)
USD	220,580	CLP	192,566,340	Bank of America, N.A.	9/20/23	(4,900)
USD	799,000	CLP	661,971,500	Bank of America, N.A.	9/20/23	23,883
USD	887,000	CLP	764,150,500	Barclays Bank PLC	9/20/23	(7,761)
USD	101,000	CLP	83,587,600	Citibank, N.A.	9/20/23	3,125
USD	244,800	CLP	213,311,376	Morgan Stanley International	9/20/23	(4,971)
USD	815,200	CLP	710,446,800	Morgan Stanley International	9/20/23	(16,678)
USD	313,000	CLP	270,197,250	Morgan Stanley International	9/20/23	(3,380)
USD	809,000	CLP	659,739,500	State Street Bank And Trust Co	9/20/23	36,497
USD	2,600,000	CNY	18,715,762	JPMorgan Chase Bank, N.A.	9/20/23	17,377
USD	10,600,000	CNY	74,971,256	Morgan Stanley International	9/20/23	254,578
USD	700,000	COP	2,998,352,000	BNP Paribas S.A.	9/20/23	(29,208)
USD	28,350	COP	119,740,672	BNP Paribas S.A.	9/20/23	(771)
USD	700,000	COP	2,822,876,000	BNP Paribas S.A.	9/20/23	13,468
USD	520,214	COP	2,164,860,157	Barclays Bank PLC	9/20/23	(6,286)
USD	1	COP	4,161	Barclays Bank PLC	9/20/23	0
USD	1,508,377	COP	6,209,986,503	Citibank, N.A.	9/20/23	(1,911)
USD	1,479,785	COP	6,145,547,105	JPMorgan Chase Bank, N.A.	9/20/23	(14,830)
USD	66,381	COP	276,608,431	Morgan Stanley International	9/20/23	(891)
USD	1,915,792	EUR	1,750,000	BNP Paribas S.A.	9/20/23	16,808
USD	1,219,512	EUR	1,125,000	BNP Paribas S.A.	9/20/23	(1,263)
USD	1,633,522	EUR	1,500,000	Morgan Stanley International	9/20/23	5,822
USD	7,080,081	GBP	5,625,000	BNP Paribas S.A.	9/20/23	(46,170)
USD	1,197,995	GBP	937,500	Barclays Bank PLC	9/20/23	10,287
USD	15,766,765	GBP	12,375,000	JPMorgan Chase Bank, N.A.	9/20/23	89,013
USD	193,058	HKD	1,508,000	BNP Paribas S.A.	9/20/23	627
USD	675,357	HKD	5,277,169	Bank of America, N.A.	9/20/23	1,952
USD	159,995	HKD	1,250,000	Barclays Bank PLC	9/20/23	487
USD	188,376	HKD	1,470,000	JPMorgan Chase Bank, N.A.	9/20/23	793
USD	196,674	HKD	1,536,000	Morgan Stanley International	9/20/23	670
USD	1,531,620	HUF	554,959,370	BNP Paribas S.A.	9/20/23	(41,713)
USD	700,000	HUF	251,090,000	Bank of America, N.A.	9/20/23	(11,851)
USD	700,000	HUF	252,329,000	Bank of America, N.A.	9/20/23	(15,363)
USD	2,600,000	HUF	915,616,000	Citibank, N.A.	9/20/23	4,190
USD	10	HUF	3,625	Goldman Sachs Bank USA	9/20/23	0
USD	2,868,370	HUF	1,041,570,546	JPMorgan Chase Bank, N.A.	9/20/23	(84,526)
USD	2,070,000	IDR	31,752,231,768	BNP Paribas S.A.	9/20/23	(14,629)
USD	4,130,000	IDR	63,556,570,000	BNP Paribas S.A.	9/20/23	(42,679)
USD	900,000	IDR	13,549,500,000	Bank of America, N.A.	9/20/23	10,435
USD	1,800,000	IDR	26,757,000,000	JPMorgan Chase Bank, N.A.	9/20/23	43,323
USD	1,200,000	ILS	4,482,011	BNP Paribas S.A.	9/20/23	20,752
USD	1,700,000	ILS	6,368,200	Bank of America, N.A.	9/20/23	24,482
USD	4,851,103	ILS	17,352,774	Barclays Bank PLC	9/20/23	285,468
USD	1,300,000	ILS	4,928,723	Barclays Bank PLC	9/20/23	3,219
USD	141,789	ILS	515,000	Citibank, N.A.	9/20/23	6,289
USD	1,967,263	ILS	6,988,112	JPMorgan Chase Bank, N.A.	9/20/23	128,642
USD	1,900,000	ILS	7,054,700	JPMorgan Chase Bank, N.A.	9/20/23	43,860
USD	4,025,262	ILS	14,411,645	UBS AG	9/20/23	233,458
USD	206,523	INR	17,232,567	BNP Paribas S.A.	9/20/23	(1,717)
USD	6,893,477	INR	574,889,973	BNP Paribas S.A.	9/20/23	(53,554)
USD	1,423,500	INR	118,350,543	BNP Paribas S.A.	9/20/23	(6,661)
USD	6,476,500	INR	538,273,016	BNP Paribas S.A.	9/20/23	(28,048)
USD	3,100,000	INR	256,776,215	BNP Paribas S.A.	9/20/23	(2,911)
USD	1,318,000	INR	109,268,778	BNP Paribas S.A.	9/20/23	(2,416)
USD	1,382,000	INR	114,540,944	BNP Paribas S.A.	9/20/23	(2,125)
USD	9,714,993	INR	804,197,406	JPMorgan Chase Bank, N.A.	9/20/23	(3,014)
USD	514,795	INR	42,426,830	JPMorgan Chase Bank, N.A.	9/20/23	2,105
USD	433,279	INR	35,737,905	Morgan Stanley International	9/20/23	1,418
USD	3,600,000	INR	298,548,000	Royal Bank of Canada	9/20/23	(7,686)
USD	2,600,000	JPY	362,455,774	BNP Paribas S.A.	9/20/23	102,811
USD	2,691,291	JPY	381,687,617	BNP Paribas S.A.	9/20/23	61,601
USD	2,039,710	JPY	293,791,057	Barclays Bank PLC	9/20/23	15,596
USD	1,260,289	JPY	181,443,051	JPMorgan Chase Bank, N.A.	9/20/23	10,212
USD	1	JPY	143	JPMorgan Chase Bank, N.A.	9/20/23	0
USD	3,000,000	JPY	435,204,900	JPMorgan Chase Bank, N.A.	9/20/23	1,595
USD	2,100,000	JPY	299,648,370	JPMorgan Chase Bank, N.A.	9/20/23	35,531
USD	3,108,709	JPY	440,857,214	JPMorgan Chase Bank, N.A.	9/20/23	71,362
USD	291,230	KRW	390,751,708	BNP Paribas S.A.	9/20/23	(3,936)
USD	3,600,000	KRW	4,685,915,221	BNP Paribas S.A.	9/20/23	60,358
USD	863,671	KRW	1,094,245,247	Bank of America, N.A.	9/20/23	37,101
USD	1,808,770	KRW	2,425,379,693	Barclays Bank PLC	9/20/23	(23,311)
USD	3,100,000	KRW	4,073,090,000	Barclays Bank PLC	9/20/23	23,273
USD	2,695,402	KRW	3,597,310,463	Citibank, N.A.	9/20/23	(21,931)
USD	104,598	KRW	139,650,045	Morgan Stanley International	9/20/23	(891)
USD	3,373,785	KRW	4,317,533,238	Morgan Stanley International	9/20/23	112,411
USD	1,400,000	MXN	23,934,344	BNP Paribas S.A.	9/20/23	(27)
USD	1,200,000	MXN	20,306,316	BNP Paribas S.A.	9/20/23	12,193
USD	1,100,000	MXN	18,938,827	BNP Paribas S.A.	9/20/23	(7,817)
USD	1,300,000	MXN	22,306,599	Barclays Bank PLC	9/20/23	(4,813)
USD	48,884	MXN	821,000	Barclays Bank PLC	9/20/23	860
USD	900,000	MXN	15,660,923	Citibank, N.A.	9/20/23	(16,078)
USD	87,699	MXN	1,497,000	Citibank, N.A.	9/20/23	133
USD	1,300,000	MXN	21,962,331	Goldman Sachs Bank USA	9/20/23	15,325
USD	900,000	MXN	15,381,570	JPMorgan Chase Bank, N.A.	9/20/23	263
USD	5,227,074	MYR	23,766,462	Barclays Bank PLC	9/20/23	99,793
USD	890,000	MYR	4,116,250	Goldman Sachs Bank USA	9/20/23	1,977
USD	1,710,000	MYR	7,932,690	Goldman Sachs Bank USA	9/20/23	(1,367)
USD	75,525	MYR	343,299	Goldman Sachs Bank USA	9/20/23	1,463
USD	1,500,000	NOK	15,777,054	BNP Paribas S.A.	9/20/23	15,332
USD	1,300,000	NOK	13,828,968	BNP Paribas S.A.	9/20/23	(1,348)
USD	1,495,548	NZD	2,500,000	BNP Paribas S.A.	9/20/23	4,745
USD	1,962,107	NZD	3,300,000	BNP Paribas S.A.	9/20/23	(5,752)
USD	1,096,207	NZD	1,800,000	BNP Paribas S.A.	9/20/23	22,829
USD	2,925,293	NZD	4,800,000	BNP Paribas S.A.	9/20/23	62,952
USD	360,345	NZD	600,000	BNP Paribas S.A.	9/20/23	2,553
USD	180,175	NZD	300,000	JPMorgan Chase Bank, N.A.	9/20/23	1,279
USD	1,097,476	NZD	1,800,000	Morgan Stanley International	9/20/23	24,098
USD	180,182	NZD	300,000	Morgan Stanley International	9/20/23	1,286
USD	1,800,000	PEN	6,675,300	JPMorgan Chase Bank, N.A.	9/20/23	(4,332)
USD	3,427,861	PHP	194,996,444	BNP Paribas S.A.	9/20/23	(14,569)
USD	1,572,139	PHP	89,376,102	Goldman Sachs Bank USA	9/20/23	(5,690)
USD	11,980	PHP	673,731	JPMorgan Chase Bank, N.A.	9/20/23	86
USD	1,900,000	PHP	106,765,845	State Street Bank And Trust Co	9/20/23	15,176
USD	800,000	PLN	3,403,652	BNP Paribas S.A.	9/20/23	(24,304)
USD	891,130	PLN	3,653,758	BNP Paribas S.A.	9/20/23	6,255
USD	708,870	PLN	2,912,623	Goldman Sachs Bank USA	9/20/23	3,484
USD	1,600,000	RON	7,425,762	BNP Paribas S.A.	9/20/23	(29,180)
USD	2,500,000	RON	11,401,568	BNP Paribas S.A.	9/20/23	(1,455)
USD	3,650,000	RON	16,579,213	Barclays Bank PLC	9/20/23	12,592
USD	650,000	RON	2,957,175	Barclays Bank PLC	9/20/23	1,209
USD	900,000	RON	4,054,777	Citibank, N.A.	9/20/23	10,399
USD	748,000	SEK	8,092,529	BNP Paribas S.A.	9/20/23	8,308
USD	2,000,000	SEK	21,615,808	BNP Paribas S.A.	9/20/23	24,222
USD	1,100,000	SEK	12,046,579	BNP Paribas S.A.	9/20/23	(1,109)
USD	1,100,000	SEK	11,794,878	BNP Paribas S.A.	9/20/23	21,897
USD	726,000	SEK	7,850,477	Citibank, N.A.	9/20/23	8,433
USD	726,000	SEK	7,852,078	JPMorgan Chase Bank, N.A.	9/20/23	8,286
USD	1,700,000	SGD	2,304,384	BNP Paribas S.A.	9/20/23	(6,273)
USD	1,663,193	SGD	2,190,932	BNP Paribas S.A.	9/20/23	40,926
USD	1,261,225	SGD	1,684,000	Barclays Bank PLC	9/20/23	14,313
USD	349,880	SGD	475,000	Barclays Bank PLC	9/20/23	(1,832)
USD	1,900,000	SGD	2,564,715	JPMorgan Chase Bank, N.A.	9/20/23	966
USD	2,100,000	SGD	2,820,749	JPMorgan Chase Bank, N.A.	9/20/23	11,387
USD	2,300,000	SGD	3,073,720	Morgan Stanley International	9/20/23	24,075
USD	1,498,760	THB	53,159,352	BNP Paribas S.A.	9/20/23	(21,592)
USD	2,101,240	THB	74,407,623	BNP Paribas S.A.	9/20/23	(26,810)
USD	3,792,000	THB	132,633,789	BNP Paribas S.A.	9/20/23	(1,312)
USD	4,700,000	THB	164,838,400	Barclays Bank PLC	9/20/23	(14,360)
USD	2,802,063	THB	96,088,344	JPMorgan Chase Bank, N.A.	9/20/23	53,947
USD	1,208,000	THB	42,202,930	JPMorgan Chase Bank, N.A.	9/20/23	1,001
USD	2,700,000	THB	94,419,000	JPMorgan Chase Bank, N.A.	9/20/23	(373)
USD	1,279,334	THB	43,799,293	Morgan Stanley International	9/20/23	26,680
USD	2,100,000	THB	73,563,000	Morgan Stanley International	9/20/23	(3,894)
USD	432,068	TWD	13,140,916	Bank of America, N.A.	9/20/23	18,882
USD	426,416	TWD	12,919,978	Bank of America, N.A.	9/20/23	20,177
USD	2,039,959	TWD	62,084,108	Goldman Sachs Bank USA	9/20/23	87,867
USD	1,500,000	ZAR	28,662,212	BNP Paribas S.A.	9/20/23	(15,727)
USD	1,091,000	ZAR	20,752,489	BNP Paribas S.A.	9/20/23	(6,442)
USD	190,175	ZAR	3,545,570	Citibank, N.A.	9/20/23	2,676
USD	166,951	ZAR	3,190,956	JPMorgan Chase Bank, N.A.	9/20/23	(1,794)
USD	140,151	ZAR	2,635,000	JPMorgan Chase Bank, N.A.	9/20/23	805
USD	1,693,477	ZAR	32,304,767	JPMorgan Chase Bank, N.A.	9/20/23	(14,877)
USD	1,193,851	ZAR	22,562,352	JPMorgan Chase Bank, N.A.	9/20/23	699
USD	615,903	ZAR	11,466,083	Morgan Stanley International	9/20/23	9,549
ZAR	27,121,268	USD	1,446,200	BNP Paribas S.A.	9/20/23	(11,962)
ZAR	9,720,388	USD	530,000	BNP Paribas S.A.	9/20/23	(15,962)
ZAR	14,385,034	USD	800,000	BNP Paribas S.A.	9/20/23	(39,284)
ZAR	15,065,336	USD	800,000	BNP Paribas S.A.	9/20/23	(3,308)
ZAR	14,133,271	USD	800,000	Citibank, N.A.	9/20/23	(52,598)
ZAR	23,523,510	USD	1,253,800	JPMorgan Chase Bank, N.A.	9/20/23	(9,820)
ZAR	19,671,150	USD	1,070,000	JPMorgan Chase Bank, N.A.	9/20/23	(29,742)
ZAR	20,062,769	USD	1,100,000	JPMorgan Chase Bank, N.A.	9/20/23	(39,032)
CZK	11,287,092	USD	511,638	BNP Paribas S.A.	9/21/23	(3,435)
CZK	1,850,000	USD	82,606	UBS AG	9/21/23	691
PLN	85,000	USD	20,534	Bank of America, N.A.	9/21/23	51
PLN	3,767,000	USD	912,928	Citibank, N.A.	9/21/23	(678)
PLN	103,000	USD	24,834	Citibank, N.A.	9/21/23	110
PLN	303,000	USD	73,691	Goldman Sachs Bank USA	9/21/23	(313)
PLN	211,000	USD	51,125	Morgan Stanley International	9/21/23	(27)
USD	223,658	CZK	4,930,000	UBS AG	9/21/23	1,684
USD	198,473	PLN	816,000	JPMorgan Chase Bank, N.A.	9/21/23	863
USD	321,786	RON	1,462,488	Barclays Bank PLC	9/21/23	929
USD	53,838	RON	245,000	JPMorgan Chase Bank, N.A.	9/21/23	88
CLP	572,668,129	USD	658,777	BNP Paribas S.A.	9/22/23	11,620
CLP	4,062,531,651	USD	4,752,055	Citibank, N.A.	9/22/23	3,768
HUF	489,406,995	USD	1,365,696	BNP Paribas S.A.	9/22/23	21,221
HUF	23,082,000	USD	64,627	Barclays Bank PLC	9/22/23	785
HUF	23,347,214	USD	65,840	Goldman Sachs Bank USA	9/22/23	323
HUF	553,283,433	USD	1,553,856	JPMorgan Chase Bank, N.A.	9/22/23	14,078
HUF	7,811,000	USD	22,249	JPMorgan Chase Bank, N.A.	9/22/23	(114)
USD	136,042	HUF	48,074,000	Barclays Bank PLC	9/22/23	(193)
USD	83,672	IDR	1,258,928,912	JPMorgan Chase Bank, N.A.	9/22/23	1,020
COP	28,124,903,257	USD	6,820,887	JPMorgan Chase Bank, N.A.	9/25/23	7,305
USD	201,040	IDR	3,009,568,800	Bank of America, N.A.	9/26/23	3,459
USD	53,050	IDR	794,057,190	Morgan Stanley International	9/26/23	920
USD	3,168,755	CAD	4,296,356	UBS AG	10/03/23	(12,272)
MXN	1,038,974	USD	60,268	Goldman Sachs Bank USA	10/04/23	356
USD	1,733,031	CAD	2,300,000	Citibank, N.A.	10/04/23	30,083
MXN	148,928,908	USD	8,510,758	Goldman Sachs Bank USA	10/16/23	159,243
USD	155,615	ZAR	3,071,000	Citibank, N.A.	10/18/23	(6,376)
ZAR	3,591,519	USD	192,677	BNP Paribas S.A.	10/18/23	(3,229)
ZAR	1,781,401	USD	95,958	BNP Paribas S.A.	10/18/23	(1,992)
USD	100,598	CLP	82,168,822	Citibank, N.A.	10/19/23	4,674
USD	3,519,267	ZAR	67,063,833	BNP Paribas S.A.	10/20/23	(17,595)
BRL	43,039,153	USD	8,582,683	Goldman Sachs Bank USA	11/03/23	33,098
CLP	207,726,550	USD	242,148	Citibank, N.A.	11/06/23	(44)
USD	1,565,921	CAD	2,100,000	Royal Bank of Canada	11/07/23	10,365
USD	89,933	TRY	2,517,025	Goldman Sachs Bank USA	11/13/23	147
AUD	1,241,000	USD	799,819	Morgan Stanley International	11/15/23	6,400
CAD	308,000	USD	227,164	BNP Paribas S.A.	11/15/23	1,010
CAD	75,000	USD	55,435	UBS AG	11/15/23	127
CHF	430,000	USD	496,322	Citibank, N.A.	11/15/23	(5,741)
EUR	217,000	USD	235,183	BNP Paribas S.A.	11/15/23	945
EUR	78,000	USD	84,608	BNP Paribas S.A.	11/15/23	268
EUR	134,000	USD	146,055	Bank of America, N.A.	11/15/23	(243)
EUR	116,000	USD	127,546	Citibank, N.A.	11/15/23	(1,321)
EUR	107,000	USD	116,899	Citibank, N.A.	11/15/23	(467)
EUR	7,000	USD	7,637	JPMorgan Chase Bank, N.A.	11/15/23	(19)
EUR	91,000	USD	99,622	JPMorgan Chase Bank, N.A.	11/15/23	(601)
EUR	90,000	USD	98,476	JPMorgan Chase Bank, N.A.	11/15/23	(543)
GBP	70,000	USD	89,101	BNP Paribas S.A.	11/15/23	(411)
GBP	75,000	USD	94,413	Barclays Bank PLC	11/15/23	612
GBP	16,000	USD	20,366	Barclays Bank PLC	11/15/23	(94)
GBP	100,000	USD	126,893	Barclays Bank PLC	11/15/23	(194)
GBP	85,672	USD	109,148	Citibank, N.A.	11/15/23	(601)
GBP	25,000	USD	31,812	Citibank, N.A.	11/15/23	(137)
GBP	317,065	USD	403,946	Citibank, N.A.	11/15/23	(2,226)
GBP	308,059	USD	392,347	JPMorgan Chase Bank, N.A.	11/15/23	(2,037)
GBP	52,000	USD	66,039	JPMorgan Chase Bank, N.A.	11/15/23	(155)
GBP	21,000	USD	26,705	JPMorgan Chase Bank, N.A.	11/15/23	(98)
GBP	1,140,098	USD	1,452,041	JPMorgan Chase Bank, N.A.	11/15/23	(7,540)
GBP	992,837	USD	1,267,978	JPMorgan Chase Bank, N.A.	11/15/23	(10,056)
USD	4,706,365	AUD	7,242,000	BNP Paribas S.A.	11/15/23	1,578
USD	2,105,852	AUD	3,227,739	JPMorgan Chase Bank, N.A.	11/15/23	8,942
USD	1,335,216	CAD	1,790,455	BNP Paribas S.A.	11/15/23	8,803
USD	1,005,543	CAD	1,345,800	BNP Paribas S.A.	11/15/23	8,541
USD	448,487	CAD	604,000	Citibank, N.A.	11/15/23	1,029
USD	158,801	CAD	213,222	Citibank, N.A.	11/15/23	841
USD	18,472	CAD	25,000	Morgan Stanley International	11/15/23	(49)
USD	1,124,008	CAD	1,509,525	Royal Bank of Canada	11/15/23	5,715
USD	210,817	CAD	285,000	Royal Bank of Canada	11/15/23	(318)
USD	203,926	EUR	188,000	BNP Paribas S.A.	11/15/23	(646)
USD	577,441	EUR	525,000	Barclays Bank PLC	11/15/23	6,165
USD	171,053	EUR	156,000	Barclays Bank PLC	11/15/23	1,302
USD	123,693	EUR	114,000	JPMorgan Chase Bank, N.A.	11/15/23	(355)
USD	1,647,097	EUR	1,491,319	Royal Bank of Canada	11/15/23	24,324
USD	714,377	EUR	647,681	UBS AG	11/15/23	9,606
USD	107,061	GBP	84,000	Barclays Bank PLC	11/15/23	633
USD	270,283	GBP	213,000	Barclays Bank PLC	11/15/23	412
USD	95,853	GBP	75,000	Citibank, N.A.	11/15/23	828
USD	44,356	GBP	34,731	JPMorgan Chase Bank, N.A.	11/15/23	352
USD	31,570	GBP	25,000	JPMorgan Chase Bank, N.A.	11/15/23	(105)
USD	31,699	GBP	25,000	NatWest Markets PLC	11/15/23	24
USD	19,971,153	JPY	2,844,299,050	BNP Paribas S.A.	11/15/23	194,298
USD	4,379,558	NOK	44,569,276	JPMorgan Chase Bank, N.A.	11/15/23	178,738
USD	280,113	NZD	469,000	BNP Paribas S.A.	11/15/23	410
USD	488,455	NZD	804,456	BNP Paribas S.A.	11/15/23	8,693
USD	2,079,903	NZD	3,426,563	UBS AG	11/15/23	36,368
USD	5,020,125	SEK	53,314,340	Citibank, N.A.	11/15/23	134,269
USD	405,665	SEK	4,375,000	Morgan Stanley International	11/15/23	4,730
MXN	2,373,000	USD	138,124	JPMorgan Chase Bank, N.A.	11/17/23	(797)
USD	1,829	CLP	1,574,403	Bank of America, N.A.	11/17/23	(4)
MXN	13,681,150	USD	767,354	BNP Paribas S.A.	12/14/23	20,600
USD	2,510,097	TWD	79,404,408	JPMorgan Chase Bank, N.A.	12/20/23	(15,895)
USD	2,947,922	TWD	93,219,188	JPMorgan Chase Bank, N.A.	12/20/23	(17,542)
USD	1,822,870	TWD	57,136,037	Morgan Stanley International	12/20/23	5,274

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,562,010)
Unrealized Appreciation						5,549,116
Unrealized Depreciation						(7,111,126)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. EM Series 39	NR	Jun 2028	ICE	1%	Quarterly	5,300,000	88,685	0	88,685
5-Year CDX N.A. IG Series 40	NR	Jun 2028	ICE	1%	Quarterly	11,900,000	(5,488)	0	(5,488)

TOTAL CREDIT DEFAULT SWAPS							83,197	0	83,197

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3.75%	Semi-Annual	LCH	Sep 2025	CAD	47,100,000	165,372	0	165,372
ASX Australian Bank Bill Short Term Rates 3 Month Index(4)	Quarterly	4%	Quarterly	LCH	Sep 2025	AUD	42,200,000	(120,300)	0	(120,300)
4%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Sep 2025	GBP	3,500,000	8,453	0	8,453
6-month EURIBOR(4)	Semi - annual	3.5%	Semi - annual	LCH	Sep 2025	EUR	1,500,000	(3,119)	0	(3,119)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	(203,745)	0	(203,745)
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(225,179)	0	(225,179)
12.26%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	13,600,000	105,123	0	105,123
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.17%	At Maturity	CME	Jan 2027	BRL	7,000,000	(74,993)	0	(74,993)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	(69,470)	0	(69,470)
12.16%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	6,500,000	47,326	0	47,326
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	(42,773)	0	(42,773)
Mexico 28 Day Cetes Auction Average Yield(4)	Monthly	8.63%	Monthly	CME	Nov 2027	MXN	63,400,000	33,343	0	33,343
8.45%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	54,800,000	(66,881)	0	(66,881)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.06%	Quarterly	CME	Nov 2027	ZAR	44,800,000	(7,812)	0	(7,812)
8.48%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	17,300,000	(20,291)	0	(20,291)
Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	26,400,000	171,394	0	171,394
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Bank of America, N.A.	Dec 2027	MYR	13,200,000	10,421	(6,297)	4,124
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Bank of America, N.A.	Dec 2027	MYR	10,600,000	8,368	(6,931)	1,437
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.05%	Annual	CME	Dec 2027	HUF	1,832,500,000	(601,175)	0	(601,175)
5.61%	Semi - annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	CME	Dec 2027	PLN	7,100,000	118,710	0	118,710
Klibor Interbank Offered Rate(4)	Quarterly	4%	Quarterly	Goldman Sachs Bank USA	Dec 2027	MYR	19,000,000	(58,576)	(2,515)	(61,091)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Goldman Sachs Intl.	Dec 2027	MYR	26,600,000	20,999	(35,942)	(14,943)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Goldman Sachs Intl.	Dec 2027	MYR	6,000,000	4,737	(8,270)	(3,533)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Goldman Sachs Intl.	Dec 2027	MYR	5,400,000	4,263	(1,386)	2,877
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	4.5%	Quarterly	LCH	Dec 2027	HKD	69,500,000	296,822	0	296,822
4%	Quarterly	HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	LCH	Dec 2027	HKD	12,400,000	7,447	0	7,447
8.5%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jan 2028	HUF	1,825,400,000	449,581	0	449,581
8.65%	Semi - annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Jan 2028	HUF	174,100,000	41,481	0	41,481
7.71%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	86,300,000	(63,625)	0	(63,625)
7.9%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	(9,234)	0	(9,234)
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	(21,488)	0	(21,488)
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	26,400,000	(26,547)	0	(26,547)
5.3%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jan 2028	PLN	6,000,000	90,500	0	90,500
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jan 2028	ILS	3,700,000	11,115	0	11,115
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	(205,663)	0	(205,663)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	5.94%	Semi-Annual	CME	Feb 2028	CLP	2,185,200,000	(55,169)	0	(55,169)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	5.22%	Annual	CME	Feb 2028	CZK	87,200,000	(273,587)	0	(273,587)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.43%	Quarterly	CME	Feb 2028	ZAR	85,300,000	(64,442)	0	(64,442)
Mexico Interbank TIIE 28 Day Rate(4)	At Maturity	9.22%	At Maturity	CME	Feb 2028	MXN	56,800,000	(19,964)	0	(19,964)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.21%	Quarterly	CME	Feb 2028	ZAR	56,800,000	(16,480)	0	(16,480)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.14%	Monthly	CME	Feb 2028	MXN	24,000,000	(12,060)	0	(12,060)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	6.04%	Annual	CME	Feb 2028	PLN	13,500,000	(287,753)	0	(287,753)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.04%	Annual	LCH	Feb 2028	ILS	76,800,000	(247,823)	0	(247,823)
4.03%	Quarterly	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Feb 2028	ILS	66,600,000	396,907	0	396,907
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.98%	Annual	LCH	Feb 2028	ILS	9,500,000	(19,283)	0	(19,283)
Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	3.75%	Quarterly	Bank of America, N.A.	Mar 2028	MYR	11,500,000	(8,635)	5,747	(2,888)
Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	3.75%	Quarterly	Bank of America, N.A.	Mar 2028	MYR	10,700,000	(8,034)	(8,711)	(16,745)
3.75%	Quarterly	Klibor Interbank Offered Rate(4)	Quarterly	Bank of America, N.A.	Mar 2028	MYR	9,600,000	7,208	(14,930)	(7,722)
3.5%	Quarterly	Klibor Interbank Offered Rate(4)	Quarterly	Bank of America, N.A.	Mar 2028	MYR	8,100,000	(13,471)	(3,030)	(16,501)
9.05%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	10,329,000,000	72,735	0	72,735
8.75%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	6,718,000,000	31,376	0	31,376
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	9.83%	Quarterly	CME	Mar 2028	COP	6,277,100,000	(80,932)	0	(80,932)
5.38%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	5,416,600,000	(162,448)	0	(162,448)
5.3%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	2,179,800,000	(75,799)	0	(75,799)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.49%	Semi-Annual	CME	Mar 2028	CLP	2,011,100,000	(54,790)	0	(54,790)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.39%	Semi-Annual	CME	Mar 2028	CLP	1,683,100,000	(22,238)	0	(22,238)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.38%	Semi-Annual	CME	Mar 2028	CLP	992,300,000	(20,335)	0	(20,335)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.37%	Semi-Annual	CME	Mar 2028	CLP	936,200,000	(18,667)	0	(18,667)
4.51%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Mar 2028	CZK	85,800,000	21,630	0	21,630
8.44%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2028	MXN	68,900,000	(83,329)	0	(83,329)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.12%	Quarterly	CME	Mar 2028	ZAR	23,700,000	(17,792)	0	(17,792)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	5.43%	Annual	CME	Mar 2028	PLN	3,100,000	(20,447)	0	(20,447)
KRW 3 Month Certificate of Deposit(4)	Quarterly	3.25%	Quarterly	LCH	Mar 2028	KRW	1,794,700,000	3,600	0	3,600
Taiwan Interbank Money Center (TAIBOR) Fixing Rates 3 Month(4)	Quarterly	1.25%	Quarterly	LCH	Mar 2028	TWD	486,400,000	19,346	0	19,346
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	3.75%	Quarterly	LCH	Mar 2028	HKD	99,400,000	165,860	0	165,860
Thailand Overnight Repo Rate(4)	Quarterly	2.25%	Quarterly	LCH	Mar 2028	THB	92,300,000	6,298	0	6,298
3.25%	Quarterly	HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	LCH	Mar 2028	HKD	67,800,000	(265,133)	0	(265,133)
2.75%	Semi-Annual	Singapore Domestic Interbank Overnight Rate Avg.(4)	Semi-Annual	LCH	Mar 2028	SGD	8,084,000	(105,475)	0	(105,475)
3.87%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	7,800,000	(13,773)	0	(13,773)
3.59%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	5,300,000	(9,772)	0	(9,772)
8.7%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Apr 2028	COP	8,197,300,000	37,967	0	37,967
8.74%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	1,566,700,000	91,216	0	91,216
8.71%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	1,329,700,000	(12,715)	0	(12,715)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.51%	Semi - annual	CME	Apr 2028	HUF	757,400,000	(118,388)	0	(118,388)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.49%	Annual	CME	Apr 2028	HUF	611,500,000	(95,578)	0	(95,578)
8.8%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	CME	Apr 2028	HUF	414,900,000	35,531	0	35,531
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi - annual	9.5%	Annual	CME	Apr 2028	HUF	250,700,000	(39,484)	0	(39,484)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.51%	Quarterly	CME	Apr 2028	ZAR	76,200,000	(66,913)	0	(66,913)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	5.09%	Semi - annual	CME	Apr 2028	CZK	50,200,000	(52,678)	0	(52,678)
3.53%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2028	ILS	6,300,000	(15,895)	0	(15,895)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.8%	Semi-Annual	CME	May 2028	CLP	2,024,600,000	(17,885)	0	(17,885)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.78%	Semi-Annual	CME	May 2028	CLP	508,400,000	(4,002)	0	(4,002)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.35%	Quarterly	CME	May 2028	ZAR	129,700,000	(326,120)	0	(326,120)
4.7%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	May 2028	CZK	50,000,000	31,638	0	31,638
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.73%	Monthly	CME	May 2028	MXN	48,000,000	25,970	0	25,970
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.7%	Monthly	CME	May 2028	MXN	31,200,000	32,406	0	32,406
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.59%	Annual	LCH	May 2028	ILS	16,900,000	(9,256)	0	(9,256)
8.11%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Jun 2028	COP	14,886,400,000	(25,877)	0	(25,877)
5.16%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	6,635,800,000	(147,361)	0	(147,361)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.62%	Semi-Annual	CME	Jun 2028	CLP	2,772,000,000	1,271	0	1,271
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.7%	Semi-Annual	CME	Jun 2028	CLP	1,688,700,000	(6,097)	0	(6,097)
5.24%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	1,316,000,000	(25,053)	0	(25,053)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.65%	Semi-Annual	CME	Jun 2028	CLP	1,071,300,000	(1,028)	0	(1,028)
5.23%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	967,400,000	(18,773)	0	(18,773)
5.29%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	953,800,000	(15,584)	0	(15,584)
9.19%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jun 2028	ZAR	86,900,000	101,818	0	101,818
4.61%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Jun 2028	CZK	71,600,000	(5,124)	0	(5,124)
5.54%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	27,600,000	142,558	0	142,558
4.93%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jun 2028	PLN	18,600,000	58,893	0	58,893
8.21%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2028	MXN	7,700,000	(12,986)	0	(12,986)
5.28%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jul 2028	CLP	1,843,000,000	(38,413)	0	(38,413)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.62%	Semi - annual	CME	Jul 2028	CZK	113,100,000	(61,933)	0	(61,933)
8.37%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	104,100,000	44,044	0	44,044
8.41%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	84,300,000	42,203	0	42,203
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	46,400,000	11,311	0	11,311
8.33%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	29,700,000	8,950	0	8,950
8.29%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	5,483	0	5,483
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	6,652	0	6,652
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	8.13%	Quarterly	CME	Aug 2028	COP	7,433,900,000	(14,438)	0	(14,438)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.63%	Semi-Annual	CME	Aug 2028	CLP	3,778,500,000	(57,888)	0	(57,888)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.46%	Semi-Annual	CME	Aug 2028	CLP	3,347,300,000	(16,707)	0	(16,707)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.59%	Semi-Annual	CME	Aug 2028	CLP	2,929,500,000	(37,825)	0	(37,825)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.54%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(24,872)	0	(24,872)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.55%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(26,168)	0	(26,168)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.53%	Semi-Annual	CME	Aug 2028	CLP	1,578,900,000	(15,881)	0	(15,881)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.49%	Semi-Annual	CME	Aug 2028	CLP	1,468,400,000	(10,815)	0	(10,815)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.55%	Quarterly	CME	Aug 2028	ZAR	75,100,000	(56,090)	0	(56,090)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.77%	Monthly	CME	Aug 2028	MXN	63,900,000	28,089	0	28,089
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.7%	Quarterly	CME	Aug 2028	ZAR	63,200,000	(68,375)	0	(68,375)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.63%	Quarterly	CME	Aug 2028	ZAR	63,100,000	(57,424)	0	(57,424)
8.22%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Aug 2028	ZAR	60,200,000	1,432	0	1,432
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.89%	Monthly	CME	Aug 2028	MXN	26,600,000	(2,076)	0	(2,076)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	4.84%	Semi - annual	CME	Aug 2028	PLN	8,600,000	(21,469)	0	(21,469)
8.22%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed Rate 3 Month(4)	Quarterly	CME	Aug 2028	ZAR	97,600,000	2,233	0	2,233
2.25%	Quarterly	CFETS China Fixing Repo Rates 7 Day(4)	Quarterly	CME	Sep 2028	CNY	205,500,000	(28,818)	0	(28,818)
3.13%	Semi-Annual	Singapore Domestic Interbank Overnight Rate Avg. (SORA)(4)	Semi-Annual	CME	Sep 2028	SGD	6,500,000	(14,564)	0	(14,564)
Korea Federation of Banks (KORIBOR) 3 Month Rate(4)	Quarterly	3.63%	Quarterly	LCH	Sep 2028	KRW	10,540,800,000	(3,586)	0	(3,586)
Korea Federation of Banks (KORIBOR) 3 Month Rate(4)	Quarterly	3.75%	Quarterly	LCH	Sep 2028	KRW	3,657,400,000	(17,615)	0	(17,615)
Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	6.5%	Semi-Annual	LCH	Sep 2028	INR	1,839,400,000	104,647	0	104,647
Thailand Overnight Repo Rate(4)	Quarterly	2.5%	Quarterly	LCH	Sep 2028	THB	427,800,000	(16,988)	0	(16,988)
6%	Semi-Annual	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	LCH	Sep 2028	INR	337,300,000	13,767	0	13,767
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	4.25%	Quarterly	LCH	Sep 2028	HKD	56,690,000	(29,755)	0	(29,755)
CFETS China Fixing Repo Rates 7 Day(4)	Quarterly	2.5%	Quarterly	LCH	Sep 2028	CNY	51,800,000	(56,973)	0	(56,973)
Singapore Domestic Interbank Overnight Rate Avg. (SORA)(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Sep 2028	SGD	39,700,000	(125,252)	0	(125,252)
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2028	CAD	11,100,000	176,707	0	176,707
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3%	Annual	LCH	Sep 2028		5,700,000	76,398	0	76,398
11.08%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	50,700,000	87,912	0	87,912
12.06%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	28,700,000	219,013	0	219,013
11.84%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	18,600,000	117,937	0	117,937
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.48%	At Maturity	CME	Jan 2029	BRL	17,400,000	26,247	0	26,247
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.77%	At Maturity	CME	Jan 2029	BRL	16,700,000	(11,820)	0	(11,820)
11.31%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	16,300,000	54,054	0	54,054
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.55%	At Maturity	CME	Jan 2029	BRL	13,300,000	8,445	0	8,445
11.66%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	12,100,000	69,379	0	69,379
11.11%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	11,800,000	25,493	0	25,493
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.25%	At Maturity	CME	Jan 2029	BRL	7,900,000	18,421	0	18,421
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.29%	At Maturity	CME	Jan 2029	BRL	7,800,000	4,985	0	4,985
12.75%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	90,724	0	90,724
12.56%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	80,559	0	80,559
11.94%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	5,300,000	36,837	0	36,837
Prague Interbank Offered Rate 6-month(4)	Semi - annual	3.34%	Annual	CME	Jan 2032	CZK	35,700,000	(131,342)	0	(131,342)
8.25%	Monthly	Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	CME	Dec 2032	MXN	23,000,000	(40,717)	0	(40,717)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.76%	Monthly	CME	Feb 2033	MXN	32,200,000	(31,149)	0	(31,149)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.8%	Monthly	CME	Feb 2033	MXN	31,700,000	(6,625)	0	(6,625)
4.22%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi - annual	CME	Mar 2033	CZK	49,700,000	7,164	0	7,164
8.37%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	37,900,000	(55,756)	0	(55,756)
8.28%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	16,300,000	(28,353)	0	(28,353)
Prague Interbank Offered Rate 6-month(4)	Semi - annual	4.42%	Annual	CME	Jun 2033	CZK	83,500,000	(60,699)	0	(60,699)
4.46%	Annual	Prague Interbank Offered Rate 6-month(4)	Annual	CME	Jun 2033	CZK	34,700,000	(28,568)	0	(28,568)
8.06%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2033	MXN	13,300,000	(42,837)	0	(42,837)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.53%	At Maturity	LCH	Jun 2033		900,000	(2,270)	0	(2,270)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.5%	Monthly	CME	Jul 2033	MXN	67,200,000	52,904	0	52,904
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.65%	Monthly	CME	Jul 2033	MXN	34,800,000	17,623	0	17,623
US CPI Urban Consumer NSA Index(4)	At Maturity	2.6%	At Maturity	LCH	Jul 2033		2,900,000	(11,005)	0	(11,005)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.99%	Monthly	CME	Aug 2033	MXN	29,300,000	(11,023)	0	(11,023)
0.85%	Annual	Bank of Japan Final Result - Unsecured Overnight Call Rate (TONAR)(4)	Annual	LCH	Sep 2033	JPY	2,480,600,000	(56,458)	0	(56,458)
SONIA Interest Rate Benchmark(4)	Annual	3.5%	Annual	LCH	Sep 2033	GBP	15,100,000	114,158	0	114,158
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2033	CAD	10,600,000	94,064	0	94,064
4.5%	Semi-Annual	ASX Australian Bank Bill Short Term Rates 6 Month Index(4)	Semi-Annual	LCH	Sep 2033	AUD	9,400,000	8,064	0	8,064
3%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Sep 2033	EUR	700,000	(4,456)	0	(4,456)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3%	Annual	LLC	Sep 2033		4,600,000	119,223	0	119,223
Bank of Japan Final Result - Unsecured Overnight Call Rate (TONAR)(4)	Annual	1.2%	Annual	LCH	Sep 2053	JPY	1,557,700,000	427,604	0	427,604
6-month EURIBOR(4)	Semi - annual	2.5%	Annual	LCH	Sep 2053	EUR	3,300,000	(16,855)	0	(16,855)
3.25%	Semi-Annual	Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	LCH	Sep 2053	CAD	3,000,000	(85,419)	0	(85,419)
U.S. Secured Overnight Fin. Rate (SOFR) Compounded Index(4)	Annual	3%	Annual	LCH	Sep 2053		2,400,000	52,534	0	52,534
3.25%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Sep 2053	GBP	1,800,000	(17,626)	0	(17,626)
TOTAL INTEREST RATE SWAPS								(1,127,259)	(82,265)	(1,209,524)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pays
KOSPI 200 Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Sep 2023	2,000,000	KRW	669,900,000	(7,472)	0	(7,472)
KOSPI 200 Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Sep 2023	1,750,000	KRW	586,162,500	(7,925)	0	(7,925)
iBovespa Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2023	123	BRL	14,474,640	(31,470)	0	(31,470)
iBovespa Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Oct 2023	38	BRL	4,471,840	568	0	568
Receives
SET50 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Sep 2023	26,200	THB	24,753,760	5,686	0	5,686
TOTAL RETURN SWAPS										(40,613)	0	(40,613)

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,990,258 or 0.6% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,375,000.
(f)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,594,000.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	The rate quoted is the annualized seven-day yield of the fund at period end.
(j)	Affiliated Fund
(k)	Includes $7,269,000 of cash collateral to cover margin requirements for futures contracts.
(l)	Includes $6,562,000 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	9,580,407	-	3,113,536	106,137	-	-	6,466,871	0.0%
Total	9,580,407	-	3,113,536	106,137	-	-	6,466,871

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	74,587,408	119,606,522	92,644,537	883,622	-	-	101,549,393
	74,587,408	119,606,522	92,644,537	883,622	-	-	101,549,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Strategic Advisers Alternatives Fund Cayman Ltd.	17,452,035	4,000,000	-	-	-	(8,802,518)	12,649,517

The Fund invests in certain commodity-related investments through Strategic Advisers Alternatives Fund Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2023, the Fund held an investment of $12,649,517 in the Subsidiary, representing 0.5% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bankers' Acceptances and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities and Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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